Financial instruments - Fair value hedges - Additional information (Details) - 1 months ended Dec. 31, 2023 - $200m bond maturing 2027 £ in Millions, $ in Millions	USD ($)	GBP (£)
Disclosure of detailed information about financial instruments
Repayment of bonds | $	$ 200
Fair value adjustment on redeemed bonds, expensed to income statement		£ 16
Cash outflow on derivatives related to redeemed bonds		£ 16